Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income (loss) from continuing operations before income taxes, share of income (loss) of affiliates, net		¥ (2,273,246)	$ (325,070)	¥ 401,308	¥ 348,767
Computed income tax expense at PRC EIT tax rate		¥ (568,312)		¥ 100,327	¥ 87,192
Computed income tax expense at PRC EIT tax rate		25.00%	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes:
—Entertainment		¥ 793		¥ 703	¥ 2,417
—Entertainment		0.00%	0.00%	0.20%	0.70%
—Impairment on goodwill				¥ 93,537
—Impairment on goodwill				23.30%
—Provision for expected credit losses on financial assets	[1]	¥ 543,537		¥ 11,718
—Provision for expected credit losses on financial assets	[1]	(23.90%)	(23.90%)	2.90%
—Other				¥ 1,434	¥ 340
—Other				0.40%	0.10%
Effect of tax holidays on concessionary rates granted to PRC entities				¥ (507)	¥ (9,956)
Effect of tax holidays on concessionary rates granted to PRC entities				(0.10%)	(2.90%)
Effect of different tax rates of subsidiaries operating in other jurisdictions		¥ 16,764		¥ (135,440)	¥ 4,110
Effect of different tax rates of subsidiaries operating in other jurisdictions		(0.70%)	(0.70%)	(33.70%)	1.20%
Change in valuation allowance		¥ 28,622		¥ 15,645	¥ 2,713
Change in valuation allowance		(1.30%)	(1.30%)	3.90%	0.80%
Utilized of deferred income tax for dividend distribution				¥ (2,500)
Utilized of deferred income tax for dividend distribution				(0.60%)
Effect of non-taxable (income) loss	[2]			¥ 29,969	¥ (25,709)
Effect of non-taxable (income) loss	[2]			7.50%	(7.40%)
Unrecognized tax benefits arising from certain transfer pricing arrangements				¥ (4,162)	¥ (2,279)
Unrecognized tax benefits arising from certain transfer pricing arrangements				(1.00%)	(0.70%)
Deferred income tax reverse		¥ (16,799)		¥ (18,800)
Deferred income tax reverse		0.70%	0.70%	(4.70%)
Other		¥ (585)		¥ 30	¥ 378
Other		0.00%	0.00%	0.00%	0.10%
Income tax expense		¥ 4,020	$ 575	¥ 91,954	¥ 59,206
Income tax expense		(0.20%)	(0.20%)	22.90%	17.00%

[1]	Provision for expected credit losses on financial assets for the year ended December 31,2025 is primarily relating to the expected credit losses of loan receivables,
[2]	The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group. The effect of non-taxable loss for the year ended December 31, 2024 is primarily relating to the non-taxable loss from changes in fair value of equity interests held by the Group.